USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Condensed Schedule of Investments (Unaudited)

At March 31, 2020

	% of Total Net Assets	Shares	Market Value
Common Stocks	98.7%
Auto Parts & Equipment	3.2%
Miller Industries, Inc.	0.5%	3,407	$96,350
Visteon Corp.(a)	0.5%	1,989	95,432
Other Auto Parts & Equipment(b)	2.2%		410,743
			602,525

Banks	16.0%
Enterprise Bancorp, Inc.	0.5%	3,449	93,089
Merchants Bancorp	0.5%	6,173	93,706
National Bankshares, Inc.	0.5%	2,814	89,767
Other Banks(b)	14.5%		2,653,014
			2,929,576

Building Materials	2.3%
Boise Cascade Co.	0.5%	3,866	91,933
Masonite International Corp.(a)	0.5%	2,002	94,995
Other Building Materials(b)	1.3%		237,056
			423,984

Commercial Services	4.7%
Ennis, Inc.	0.5%	5,162	96,942
Other Commercial Services(b)	4.2%		766,313
			863,255

Computers	1.3%
Unisys Corp.(a)	0.7%	10,772	133,034
Other Computers(b)	0.6%		117,671
			250,705

Electronics	6.3%
KEMET Corp.	0.7%	5,633	136,093
Sanmina Corp.(a)	0.5%	3,505	95,616
SMART Global Holdings, Inc.(a)	0.6%	4,412	107,212
Tech Data Corp.(a)	0.8%	1,063	139,094
TTM Technologies, Inc.(a)	0.6%	10,883	112,530
Other Electronics(b)	3.1%		570,360
			1,160,905

Energy-Alternate Sources	0.6%
FutureFuel Corp.	0.6%	9,001	101,441

Engineering & Construction	3.4%
Aegion Corp. - Class A(a)	0.6%	5,829	104,514
IES Holdings, Inc.(a)	0.5%	5,666	100,005
Other Engineering & Construction(b)	2.3%		409,593
			614,112

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Condensed Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

	% of Total Net Assets	Shares	Market Value
Food	2.4%
Natural Grocers by Vitamin Cottage, Inc.	0.5%	10,621	$90,385
SpartanNash Co.	0.7%	9,294	133,090
United Natural Foods, Inc.(a)	0.6%	11,125	102,127
Weis Markets, Inc.	0.6%	2,863	119,273
			444,875

Forest Products & Paper	1.3%
Clearwater Paper Corp.(a)	0.7%	5,480	119,519
Other Forest Products & Paper(b)	0.6%		116,617
			236,136

Healthcare-Services	0.9%
Molina Healthcare, Inc.(a)	0.6%	756	105,621
Other Healthcare-Services(b)	0.3%		49,598
			155,219

Insurance	3.6%
Employers Holdings, Inc.	0.5%	2,390	96,819
HCI Group, Inc.	0.6%	2,563	103,160
Other Insurance(b)	2.5%		477,678
			677,657

Internet	2.2%
ePlus, Inc.(a)	0.5%	1,504	94,180
Stamps.com, Inc.(a)	1.7%	2,317	301,395
			395,575

Iron & Steel	1.2%
Commercial Metals Co.	0.5%	5,998	94,708
Other Iron & Steel(b)	0.7%		129,400
			224,108

Leisure Time	0.8%
Vista Outdoor, Inc.(a)	0.6%	12,156	106,973
Other Leisure Time(b)	0.2%		38,478
			145,451

Media	0.7%
Tribune Publishing Co.	0.6%	12,656	102,640
Other Media(b)	0.1%		26,935
			129,575

Metal Fabricate & Hardware	2.7%
Tredegar Corp.	0.5%	6,328	98,907
Other Metal Fabricate & Hardware(b)	2.2%		395,062
			493,969

Miscellaneous Manufacturer	1.4%
American Outdoor Brands Corp.(a)	0.5%	11,729	97,351
Other Miscellaneous Manufacturer(b)	0.9%		149,855
			247,206

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Condensed Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

	% of Total Net Assets	Shares	Market Value
Oil & Gas	4.5%
Murphy USA, Inc.(a)	0.6%	1,220	$102,919
Other Oil & Gas(b)	3.9%		714,586
			817,505

Pharmaceuticals	2.1%
Collegium Pharmaceutical, Inc.(a)	0.8%	8,529	139,279
Lannett Co., Inc.(a)	0.7%	17,851	124,064
Other Pharmaceuticals(b)	0.6%		114,395
			377,738

Retail	9.7%
PC Connection, Inc.	0.7%	3,094	127,504
PetMed Express, Inc.	1.1%	6,844	196,970
Other Retail(b)	7.9%		1,437,605
			1,762,079

Savings & Loans	1.8%
First Capital, Inc.	0.7%	2,027	121,417
Other Savings & Loans(b)	1.1%		210,842
			332,259

Semiconductors	4.8%
Amkor Technology, Inc.(a)	0.6%	14,378	112,005
Axcelis Technologies, Inc.(a)	0.7%	7,078	129,598
Diodes, Inc.(a)	0.7%	2,901	117,882
Photronics, Inc.(a)	0.7%	12,641	129,697
Synaptics, Inc.(a)	1.1%	3,576	206,943
Ultra Clean Holdings, Inc.(a)	0.6%	7,669	105,832
Other Semiconductors(b)	0.4%		77,952
			879,909

Telecommunications	0.5%
Preformed Line Products Co.	0.5%	1,877	93,531

Transportation	4.8%
Echo Global Logistics, Inc.(a)	0.5%	5,481	93,615
Marten Transport Ltd.	0.7%	6,000	123,120
Saia, Inc.(a)	0.7%	1,645	120,973
Werner Enterprises, Inc.	0.7%	3,406	123,502
XPO Logistics, Inc.(a)	0.5%	1,913	93,259
Other Transportation(b)	1.7%		314,802
			869,271

Miscellaneous(c)	15.5%		2,845,951

Total Common Stocks (Cost $25,720,360)	98.7%		18,074,517
Total Investments (Cost $25,720,360)(d)	98.7%		18,074,517
Other Assets in Excess of Liabilities	1.3%		239,711
Total Net Assets	100.0%		$18,314,228

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Condensed Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $25,720,360. The net unrealized depreciation was $(7,645,843), which consisted of aggregate gross unrealized appreciation of $755,923 and aggregate gross unrealized depreciation of $(8,401,766).

Summary of Investments by Country^
United States	98.5%
Puerto Rico	0.7
Luxembourg	0.4
Israel	0.4
100.0%

Summary of Investments by Sector^
Industrial	24.6%
Financial	24.4
Consumer Cyclical	17.7
Consumer Non-cyclical	12.6
Technology	6.9
Energy	5.8
Basic Materials	4.3
Communications	3.7
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Condensed Schedule of Investments (Unaudited)

At March 31, 2020

	% of Total Net Assets	Shares	Market Value
Common Stocks	98.6%
Auto Manufacturers	2.9%
Navistar International Corp.(a)	1.5%	331	$5,458
Wabash National Corp.	1.4%	716	5,170
			10,628

Auto Parts & Equipment	20.8%
Adient PLC(a)	1.2%	484	4,390
American Axle & Manufacturing Holdings, Inc.(a)	1.0%	978	3,531
BorgWarner, Inc.	1.9%	278	6,775
Cooper Tire & Rubber Co.	1.7%	364	5,933
Dana, Inc.	1.3%	598	4,670
Goodyear Tire & Rubber Co. (The)	1.3%	761	4,429
Lear Corp.	1.9%	84	6,825
Meritor, Inc.(a)	1.8%	490	6,492
Miller Industries, Inc.	2.8%	359	10,153
Tenneco, Inc. - Class A(a)	1.1%	1,138	4,097
Visteon Corp.(a)	2.8%	208	9,980
Other Auto Parts & Equipment(b)	2.0%		7,348
			74,623

Coal	2.7%
Ramaco Resources, Inc.(a)	1.4%	2,076	4,962
Other Coal(b)	1.3%		4,744
			9,706

Electrical Components & Equipment	2.3%
Encore Wire Corp.	2.3%	199	8,356

Energy-Alternate Sources	5.0%
FutureFuel Corp.	3.0%	942	10,616
REX American Resources Corp.(a)	2.0%	150	6,976
			17,592

Forest Products & Paper	3.5%
Domtar Corp.	1.6%	260	5,626
Verso Corp. - Class A(a)	1.9%	591	6,666
			12,292

Hand & Machine Tools	4.2%
Hurco Cos., Inc.	2.5%	311	9,050
Kennametal, Inc.	1.7%	321	5,977
			15,027

Iron & Steel	6.5%
Commercial Metals Co.	2.8%	629	9,932
Steel Dynamics, Inc.	2.3%	370	8,340
United States Steel Corp.	1.4%	805	5,079
			23,351

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Condensed Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

	% of Total Net Assets	Shares	Market Value
Machinery-Construction & Mining	5.5%
Manitowoc Co., Inc. (The)(a)	1.6%	657	$5,584
Oshkosh Corp.	2.4%	134	8,620
Terex Corp.	1.5%	375	5,385
			19,589

Machinery-Diversified	8.7%
Columbus McKinnon Corp.	1.9%	273	6,825
GrafTech International Ltd.	2.2%	961	7,803
Ichor Holdings Ltd.(a)	2.5%	476	9,120
Twin Discount, Inc.(a)	1.5%	775	5,410
Other Machinery-Diversified(b)	0.6%		2,013
			31,171

Metal Fabricate & Hardware	1.3%
TimkenSteel Corp.(a)	1.3%	1,474	4,761

Mining	3.4%
Alcoa Corp.(a)	0.9%	498	3,068
Kaiser Aluminum Corp.	2.3%	118	8,175
Other Mining(b)	0.2%		526
			11,769

Oil & Gas	29.6%
Bonanza Creek Energy, Inc.(a)	1.7%	544	6,120
CNX Resources Corp.(a)	2.3%	1,558	8,289
CVR Energy, Inc.	1.0%	215	3,554
Delek US Holdings, Inc.	1.2%	279	4,397
EQT Corp.	1.4%	707	4,998
Evolution Petroleum Corp.	1.2%	1,664	4,343
Exterran Corp.(a)	1.1%	810	3,888
Goodrich Petroleum Corp.(a)	1.1%	935	3,983
HollyFrontier Corp.	1.6%	238	5,834
Montage Resources Corp.(a)	1.3%	2,038	4,586
Murphy USA, Inc.(a)	3.0%	129	10,882
National Energy Services Reunited Corp.(a)	1.9%	1,335	6,782
NexTier Oilfield Solutions, Inc.(a)	1.1%	3,225	3,773
Range Resources Corp.	1.1%	1,780	4,058
RPC, Inc.	0.9%	1,611	3,319
Other Oil & Gas(b)	7.7%		27,673
			106,479

Retail	2.2%
World Fuel Services Corp.	2.2%	309	7,781

Total Common Stocks (Cost $1,032,904)	98.6%		353,125
Total Investments (Cost $1,032,904)(c)	98.6%		353,125
Other Assets in Excess of Liabilities	1.4%		5,113
Total Net Assets	100.0%		$358,238

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Condensed Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	The aggregate cost of investments for tax purposes was $1,032,904. The net unrealized depreciation was $(679,779), which consisted of aggregate gross unrealized appreciation of $1,718 and aggregate gross unrealized depreciation of $(681,497).

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Energy	37.9%
Consumer Cyclical	26.4
Industrial	22.3
Basic Materials	13.4
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited)

At March 31, 2020

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2020.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2020:

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Zinc Futures LX April 2020 contracts	7	$401,385	Apr-20	$(69,214)	(1.8)%
LME Tin Futures LT August 2020 contracts	5	427,722	Aug-20	(62,846)	(1.6)%
	12	829,107		(132,060)	(3.4)%
United States Contracts
CME Feeder Cattle Futures FC May 2020 contracts	4	245,000	May-20	800	0.0%*
CME Live Cattle Futures LC June 2020 contracts	8	350,480	Jun-20	(55,840)	(1.4)%
ICE Sugar # 11 Futures SB July 2020 contracts	22	268,452	Jun-20	(9,733)	(0.3)%
CBOT Wheat Futures W July 2020 contracts	10	279,400	Jul-20	1,850	0.0%*
ICE Coffee-C Futures KC July 2020 contracts	6	269,325	Jul-20	1,462	0.0%*
COMEX Copper Futures HG July 2020 contracts	5	272,925	Jul-20	6,263	0.2%
COMEX Silver Futures SI July 2020 contracts	4	288,190	Jul-20	(4,370)	(0.1)%
CME Lean Hogs Futures LH August 2020 contracts	10	260,940	Aug-20	660	0.0%*
CBOT Soybean Futures BO September 2020 contracts	17	281,370	Sep-20	762	0.0%*
CBOT Soybean Futures SM September 2020 contracts	9	280,370	Sep-20	(1,370)	0.0%*
ICE Cocoa Futures CC September 2020 contracts	11	304,680	Sep-20	(55,310)	(1.4)%
NYMEX Natural Gas Futures NG January 2021 contracts	10	271,430	Dec-20	2,470	0.1%
COMEX Gold Futures GC February 2021 contracts	2	326,510	Feb-21	(6,790)	(0.2)%
CBOT Soybean Futures S March 2021 contracts	7	299,338	Mar-21	0	0.0%
	125	3,998,410		(119,146)	(3.1)%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Short**
Foreign Contracts
LME Zinc Futures LX April 2020 contracts	7	(358,609)	Apr-20	26,455	0.7%
LME Tin Futures LT August 2020 contracts	5	(405,830)	Aug-20	40,921	1.1%
	12	(764,439)		67,376	1.8%
Total Open Futures Contracts***	149	$4,063,078		$(183,830)	(4.7)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.51%, 4/02/2020	$250,000	$249,989	6.4%
1.52%, 4/09/2020	100,000	99,966	2.6%
1.64%, 4/09/2020	50,000	49,982	1.3%
1.53%, 4/16/2020	100,000	99,936	2.5%
1.60%, 4/16/2020	100,000	99,934	2.6%
1.54%, 4/23/2020	100,000	99,906	2.6%
1.59%, 4/30/2020	100,000	99,873	2.6%
1.55%, 5/21/2020	100,000	99,787	2.6%
1.58%, 5/28/2020	100,000	99,751	2.6%
1.53%, 6/04/2020	100,000	99,730	2.6%
1.53%, 6/11/2020	50,000	49,850	1.3%
1.54%, 6/18/2020	150,000	149,503	3.8%
1.57%, 6/25/2020	50,000	49,816	1.3%
1.51%, 7/09/2020	50,000	49,793	1.3%
1.52%, 8/13/2020	100,000	99,439	2.5%
Total Treasury Obligations (Cost $1,497,255)		$1,497,255	38.6%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At March 31, 2020

	Face Amount	Market Value	% of Total Net Assets
Time Deposits
ANZ National Bank, 0.15% due 04/01/2020	2,039,951	$2,039,951	52.5%
Citibank, 0.15% due 04/01/2020	216,979	216,979	5.6%
Total Time Deposits (Cost $2,256,930)		2,256,930	58.1%
Total Cash Equivalents (Cost $3,754,185)		$3,754,185	96.7%
Total Investments (Cost $3,754,185)(a)		$3,570,355	92.0%
Other Assets in Excess of Liabilities		310,650	8.0%
Total Net Assets		$3,881,005	100.0%

*	Position represents less than 0.05%.
**	Collateral amounted to $659,124 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $3,754,185.

Summary of Investments by Country^
United Kingdom	55.3%
United States	44.7
Total	100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.